SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 607,798	$ 548,523	$ 441,860
Americas [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	196,476	157,803	135,560
Europe, Middle East and Africa [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	116,686	87,629	91,839
Asia-Pacific [Member]
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 294,636	$ 303,091	$ 214,461